Supplemental Guarantor Financial Information - Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 49,145	$ 35,678	$ 29,032	$ 39,361
Restricted cash	546	671
Accounts receivable, net	266,052	203,778
Inventory, net	107,909	157,485
Costs and estimated earnings in excess of billings on uncompleted contracts	40,695	21,299
Intercompany receivables	0	0
Other current assets	38,707	51,772
Current assets held for sale	15,761	0
Current assets associated with discontinued operations	23,751	41,275
Total current assets	542,566	511,958
Property, plant and equipment, net	822,279	790,922	846,977
Investment in affiliates	0	0
Deferred income taxes	10,550	6,015
Intangible and other assets, net	76,980	57,344
Long-term assets held for sale	4,732	0
Long-term assets associated with discontinued operations	3,700	8,539
Total assets	1,460,807	1,374,778
LIABILITIES AND EQUITY
Accounts payable, trade	148,744	75,701
Accrued liabilities	114,336	119,455
Deferred revenue	23,902	32,154
Billings on uncompleted contracts in excess of costs and estimated earnings	89,565	29,185
Intercompany payables	0	0
Current liabilities associated with discontinued operations	31,971	77,639
Total current liabilities	408,518	334,134
Long-term debt	368,472	348,970
Deferred income taxes	9,746	11,700
Long-term deferred revenue	92,485	98,964
Other long-term liabilities	20,272	16,986
Long-term liabilities associated with discontinued operations	6,528	7,253
Total liabilities	906,021	818,007
Total Equity	554,786	556,771	805,936	1,364,335
Total liabilities and stockholders’ equity	1,460,807	1,374,778
Reportable Legal Entities | Parent Guarantor
ASSETS
Cash and cash equivalents	397	131	37	0
Restricted cash	0	0
Accounts receivable, net	0	0
Inventory, net	0	0
Costs and estimated earnings in excess of billings on uncompleted contracts	0	0
Intercompany receivables	0	0
Other current assets	0	0
Current assets held for sale	0
Current assets associated with discontinued operations	0	0
Total current assets	397	131
Property, plant and equipment, net	0	0
Investment in affiliates	555,735	557,345
Deferred income taxes	0	0
Intangible and other assets, net	0	0
Long-term assets held for sale	0
Long-term assets associated with discontinued operations	0	0
Total assets	556,132	557,476
LIABILITIES AND EQUITY
Accounts payable, trade	0	0
Accrued liabilities	57	158
Deferred revenue	0	0
Billings on uncompleted contracts in excess of costs and estimated earnings	0	0
Intercompany payables	1,289	547
Current liabilities associated with discontinued operations	0	0
Total current liabilities	1,346	705
Long-term debt	0	0
Deferred income taxes	0	0
Long-term deferred revenue	0	0
Other long-term liabilities	0	0
Long-term liabilities associated with discontinued operations	0	0
Total liabilities	1,346	705
Total Equity	554,786	556,771
Total liabilities and stockholders’ equity	556,132	557,476
Reportable Legal Entities | Issuers
ASSETS
Cash and cash equivalents	24,195	16,645	1,102	612
Restricted cash	0	0
Accounts receivable, net	123,362	65,825
Inventory, net	50,528	88,797
Costs and estimated earnings in excess of billings on uncompleted contracts	33,439	12,974
Intercompany receivables	158,296	119,125
Other current assets	6,095	9,305
Current assets held for sale	15,761
Current assets associated with discontinued operations	0	0
Total current assets	411,676	312,671
Property, plant and equipment, net	288,670	322,284
Investment in affiliates	831,097	745,786
Deferred income taxes	5,452	0
Intangible and other assets, net	12,218	12,606
Long-term assets held for sale	4,732
Long-term assets associated with discontinued operations	0	0
Total assets	1,553,845	1,393,347
LIABILITIES AND EQUITY
Accounts payable, trade	115,273	48,563
Accrued liabilities	54,724	43,480
Deferred revenue	2,162	4,833
Billings on uncompleted contracts in excess of costs and estimated earnings	89,002	28,705
Intercompany payables	359,766	352,280
Current liabilities associated with discontinued operations	0	0
Total current liabilities	620,927	477,861
Long-term debt	368,472	348,970
Deferred income taxes	0	133
Long-term deferred revenue	629	1,513
Other long-term liabilities	8,082	7,525
Long-term liabilities associated with discontinued operations	0	0
Total liabilities	998,110	836,002
Total Equity	555,735	557,345
Total liabilities and stockholders’ equity	1,553,845	1,393,347
Reportable Legal Entities | Non- Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	24,553	18,902	27,893	38,749
Restricted cash	546	671
Accounts receivable, net	142,690	137,953
Inventory, net	57,381	68,688
Costs and estimated earnings in excess of billings on uncompleted contracts	7,256	8,325
Intercompany receivables	359,766	352,280
Other current assets	32,612	42,467
Current assets held for sale	0
Current assets associated with discontinued operations	23,751	41,275
Total current assets	648,555	670,561
Property, plant and equipment, net	533,609	468,638
Investment in affiliates	(275,362)	(188,441)
Deferred income taxes	5,098	6,015
Intangible and other assets, net	64,762	44,738
Long-term assets held for sale	0
Long-term assets associated with discontinued operations	3,700	8,539
Total assets	980,362	1,010,050
LIABILITIES AND EQUITY
Accounts payable, trade	33,471	27,138
Accrued liabilities	59,555	75,817
Deferred revenue	21,740	27,321
Billings on uncompleted contracts in excess of costs and estimated earnings	563	480
Intercompany payables	157,007	118,578
Current liabilities associated with discontinued operations	31,971	77,639
Total current liabilities	304,307	326,973
Long-term debt	0	0
Deferred income taxes	9,746	11,567
Long-term deferred revenue	91,856	97,451
Other long-term liabilities	12,190	9,461
Long-term liabilities associated with discontinued operations	6,528	7,253
Total liabilities	424,627	452,705
Total Equity	555,735	557,345
Total liabilities and stockholders’ equity	980,362	1,010,050
Eliminations
ASSETS
Cash and cash equivalents	0	0	$ 0	$ 0
Restricted cash	0	0
Accounts receivable, net	0	0
Inventory, net	0	0
Costs and estimated earnings in excess of billings on uncompleted contracts	0	0
Intercompany receivables	(518,062)	(471,405)
Other current assets	0	0
Current assets held for sale	0
Current assets associated with discontinued operations	0	0
Total current assets	(518,062)	(471,405)
Property, plant and equipment, net	0	0
Investment in affiliates	(1,111,470)	(1,114,690)
Deferred income taxes	0	0
Intangible and other assets, net	0	0
Long-term assets held for sale	0
Long-term assets associated with discontinued operations	0	0
Total assets	(1,629,532)	(1,586,095)
LIABILITIES AND EQUITY
Accounts payable, trade	0	0
Accrued liabilities	0	0
Deferred revenue	0	0
Billings on uncompleted contracts in excess of costs and estimated earnings	0	0
Intercompany payables	(518,062)	(471,405)
Current liabilities associated with discontinued operations	0	0
Total current liabilities	(518,062)	(471,405)
Long-term debt	0	0
Deferred income taxes	0	0
Long-term deferred revenue	0	0
Other long-term liabilities	0	0
Long-term liabilities associated with discontinued operations	0	0
Total liabilities	(518,062)	(471,405)
Total Equity	(1,111,470)	(1,114,690)
Total liabilities and stockholders’ equity	$ (1,629,532)	$ (1,586,095)